FAIR VALUE AND RISK MANAGEMENT - Risk Management - Credit risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk Management
Percentage of trust's rental revenue	100.00%	100.00%
Magna | Credit risk
Risk Management
Percentage of trust's rental revenue	37.00%	47.00%